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Global Social Awareness Fund | Global Social Awareness Fund
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Supplement [Text Block]	ck0000719423_SupplementTextBlock	VALIC COMPANY I Global Social Awareness Fund (the “Fund”) Supplement to the Statutory Prospectus dated October 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Global Social Awareness Fund
Strategy [Heading]	rr_StrategyHeading	In the Fund Summary, the section Principal Investment Strategies of the Fund is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in domestic and foreign companies that meet the Fund’s social criteria of avoiding companies that are significantly engaged in the areas listed below. The Fund will generally invest in the equity securities of large- and mid- cap companies domiciled in the U.S., Europe, Japan and other developed markets. The Fund does not invest in companies that are significantly engaged in:

•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;

•	the manufacture or distribution of alcoholic beverages or tobacco products;

•	the operation of gambling-related businesses; and

•	the production of nuclear energy

The Fund also does not invest in companies that:

•	have a history of poor labor-management relations;

•	engage in businesses or have products that have a severely negative impact on the environment;

•	have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;

•	engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and

•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

Under normal circumstances, the Fund will invest at least 80% of net assets in the equity securities of companies that meet the Fund’s social criteria located in at least three different countries, with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. The sub-adviser may change the allocation between U.S. and foreign securities provided that the Fund’s investments in foreign securities do not exceed 75% of net assets.

In addition, the Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. Social criteria may cause active or frequent trading of portfolio securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Please retain this supplement for future reference.

Date: January 1, 2014